Income Tax Expenses - Schedule of Amounts Recognized In Profit or Loss (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Current Tax Expense
Current period	$ 657	$ 7,382	$ 12,118	$ 4,873
Under provision in respect of prior year	0	133	902	0
Deferred tax expense
Origination and reversal of temporary difference	0	1,198	169	4,317
Over provision in respect of prior year	(0)	(1,289)	(0)	(0)
Income tax expenses	$ 657	$ 7,424	$ 13,189	$ 9,190